Guarantor Information	6 Months Ended
Jul. 02, 2011
Guarantor Information [Abstract]
Schedule of Condensed Financial Statements [Text Block]

Note 19:	Guarantor Information
The Company's payment obligations under the Notes are fully and unconditionally guaranteed by certain "Tupperware" trademarks and service marks owned by the Guarantor, as discussed in Note 10 to the Consolidated Financial Statements.
Condensed consolidating financial information as of July 2, 2011 and December 25, 2010 and for the quarter-to-date and year-to-date periods ended July 2, 2011 and June 26, 2010 for Tupperware Brands Corporation (the "Parent"), Dart Industries Inc. (the "Guarantor") and all other subsidiaries (the "Non-Guarantors") is as follows. Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements, except for the use by the Parent and Guarantor of the equity method of accounting to reflect ownership interests in subsidiaries which are eliminated upon consolidation. Note that there are certain entities within the Non-Guarantors classification which the Parent owns directly.
Condensed Consolidating Balance Sheet

	July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$—	$4.5	$111.6	$—	$116.1
Accounts receivable, net	—	—	203.1	—	203.1
Inventories	—	—	325.9	—	325.9
Deferred income tax benefits, net	—	27.9	51.7	(3.2)	76.4
Non-trade amounts receivable, net	9.4	3.2	25.9	—	38.5
Intercompany receivables	1,139.5	2,697.0	747.9	(4,584.4)	—
Prepaid expenses and other current assets	0.6	2.5	28.6	—	31.7
Total current assets	1,149.5	2,735.1	1,494.7	(4,587.6)	791.7

Deferred income tax benefits, net	76.6	141.2	178.3	—	396.1
Property, plant and equipment, net	—	21.8	246.6	—	268.4
Long-term receivables, net	—	0.1	26.1	—	26.2
Trademarks and tradenames	—	—	177.0	—	177.0
Other intangible assets, net	—	—	9.2	—	9.2
Goodwill	—	2.9	291.5	—	294.4
Investments in subsidiaries	2,692.1	1,739.2	—	(4,431.3)	—
Intercompany notes receivable	61.5	560.4	1,526.4	(2,148.3)	—
Other assets, net	16.4	8.6	33.8	(19.0)	39.8
Total assets	$3,996.1	$5,209.3	$3,983.6	$(11,186.2)	$2,002.8

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$—	$—	$130.8	$—	$130.8
Short-term borrowings and current portion of long-term debt and capital lease obligations	—	—	2.3	—	2.3
Intercompany payables	2,228.1	1,871.0	485.3	(4,584.4)	—
Accrued liabilities	59.2	14.9	307.0	(14.6)	366.5
Total current liabilities	2,287.3	1,885.9	925.4	(4,599.0)	499.6

Long-term debt and capital lease obligations	396.0	—	22.2	—	418.2
Intercompany notes payable	466.7	1,059.7	621.9	(2,148.3)	—
Other liabilities	27.3	22.7	223.8	(7.6)	266.2

Shareholders' equity	818.8	2,241.0	2,190.3	(4,431.3)	818.8
Total liabilities and shareholders' equity	$3,996.1	$5,209.3	$3,983.6	$(11,186.2)	$2,002.8

Condensed Consolidating Balance Sheet

	December 25, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
ASSETS
Cash and cash equivalents	$20.0	$52.2	$176.5	$—	$248.7
Accounts receivable, net	—	—	181.9	—	181.9
Inventories	—	—	279.1	—	279.1
Deferred income tax benefits, net	58.5	—	60.0	(40.0)	78.5
Non-trade amounts receivable, net	—	0.7	38.7	—	39.4
Intercompany receivables	693.7	2,370.2	776.9	(3,840.8)	—
Prepaid expenses and other current assets	1.2	2.0	18.4	—	21.6
Total current assets	773.4	2,425.1	1,531.5	(3,880.8)	849.2

Deferred income tax benefits, net	53.8	187.8	150.3	(0.6)	391.3
Property, plant and equipment, net	—	21.1	236.9	—	258.0
Long-term receivables, net	—	0.1	22.7	—	22.8
Trademarks and tradenames	—	—	170.2	—	170.2
Other intangible assets, net	—	—	10.2	—	10.2
Goodwill	—	2.9	281.2	—	284.1
Investment in subsidiaries	2,495.5	1,592.2	—	(4,087.7)	—
Intercompany notes receivable	239.5	518.9	1,538.3	(2,296.7)	—
Other assets, net	54.7	7.8	29.2	(61.7)	30.0
Total assets	$3,616.9	$4,755.9	$3,970.5	$(10,327.5)	$2,015.8

LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	$—	$—	$153.1	$—	$153.1
Short-term borrowings and current portion of long-term debt and capital lease obligations	—	—	1.9	—	1.9
Intercompany payables	1,967.0	1,462.1	411.7	(3,840.8)	—
Accrued liabilities	24.0	119.7	295.9	(94.2)	345.4
Total current liabilities	1,991.0	1,581.8	862.6	(3,935.0)	500.4

Long-term debt and capital lease obligations	405.0	—	21.8	—	426.8
Intercompany notes payable	385.1	1,153.1	758.5	(2,296.7)	—
Other liabilities	46.0	19.1	241.8	(8.1)	298.8

Shareholders' equity	789.8	2,001.9	2,085.8	(4,087.7)	789.8
Total liabilities and shareholders' equity	$3,616.9	$4,755.9	$3,970.5	$(10,327.5)	$2,015.8

Consolidating Statement of Income

	13 Weeks Ended July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$670.4	$(0.5)	$669.9
Other revenue	—	16.4	3.0	(19.4)	—
Cost of products sold	—	3.0	236.5	(19.9)	219.6
Gross margin	—	13.4	436.9	—	450.3

Delivery, sales and administrative expense	3.4	13.1	327.7	—	344.2
Re-engineering and impairment charges	—	—	1.1	—	1.1
Gains on disposal of assets including insurance recoveries, net	—	—	0.7	—	0.7
Operating (loss) income	(3.4)	0.3	108.8	—	105.7

Interest income	0.4	8.6	3.7	(11.9)	0.8
Interest expense	26.1	3.4	8.0	(11.9)	25.6
Income from equity investments in subsidiaries	83.8	79.3	—	(163.1)	—
Other income	—	—	0.2	—	0.2
Income before income taxes	54.7	84.8	104.7	(163.1)	81.1
Provision for income taxes	(10.4)	1.2	25.2	—	16.0
Net income	$65.1	$83.6	$79.5	$(163.1)	$65.1

Consolidating Statement of Income

	13 Weeks Ended June 26, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$566.3	$(1.2)	$565.1
Other revenue	—	14.4	3.8	(18.2)	—
Cost of products sold	—	3.8	197.2	(19.4)	181.6
Gross margin	—	10.6	372.9	—	383.5

Delivery, sales and administrative expense	2.6	17.2	281.6	—	301.4
Re-engineering and impairment charges	—	—	2.0	—	2.0
Operating (loss) income	(2.6)	(6.6)	89.3	—	80.1

Interest income	0.6	7.9	1.7	(9.5)	0.7
Interest expense	6.7	2.5	7.4	(9.5)	7.1
Income from equity investments in subsidiaries	63.5	69.8	—	(133.3)	—
Income before income taxes	54.8	68.6	83.6	(133.3)	73.7
Provision for income taxes	(3.1)	4.7	14.2	—	15.8
Net income	$57.9	$63.9	$69.4	$(133.3)	$57.9

Consolidating Statement of Income

	27 Weeks Ended July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$1,307.9	$(1.6)	$1,306.3
Other revenue	—	56.8	6.5	(63.3)	—
Cost of products sold	—	6.5	492.9	(64.9)	434.5
Gross margin	—	50.3	821.5	—	871.8

Delivery, sales and administrative expense	7.1	31.6	644.9	—	683.6
Re-engineering and impairment charges	—	—	2.5	—	2.5
Gains on disposal of assets including insurance recoveries, net	—	—	0.7	—	0.7
Operating (loss) income	(7.1)	18.7	174.8	—	186.4

Interest income	0.9	17.5	5.8	(22.5)	1.7
Interest expense	32.8	6.9	15.9	(22.5)	33.1
Income from equity investments in subsidiaries	146.0	131.8	—	(277.8)	—
Other income	—	—	0.1	—	0.1
Income before income taxes	107.0	161.1	164.8	(277.8)	155.1
Provision for income taxes	(13.9)	18.1	30.0	—	34.2
Net income	$120.9	$143.0	$134.8	$(277.8)	$120.9

Consolidating Statement of Income

	26 Weeks Ended June 26, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total

Net sales	$—	$—	$1,123.4	$(1.2)	$1,122.2
Other revenue	—	23.0	7.7	(30.7)	—
Cost of products sold	—	7.7	390.0	(31.9)	365.8
Gross margin	—	15.3	741.1	—	756.4

Delivery, sales and administrative expense	5.4	27.3	569.4	—	602.1
Re-engineering and impairment charges	—	—	3.6	—	3.6
Operating (loss) income	(5.4)	(12.0)	168.1	—	150.7

Interest income	1.2	16.7	3.2	(20.0)	1.1
Interest expense	13.9	5.0	15.6	(20.0)	14.5
Income from equity investments in subsidiaries	116.5	127.8	—	(244.3)	—
Other expense	—	0.2	0.4	—	0.6
Income before income taxes	98.4	127.3	155.3	(244.3)	136.7
Provision for income taxes	(6.6)	9.8	28.5	—	31.7
Net income	$105.0	$117.5	$126.8	$(244.3)	$105.0

Condensed Consolidating Statement of Cash Flows

	27 Weeks Ended July 2, 2011
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
Operating Activities:
Net cash provided by (used in) operating activities	$(118.1)	$87.0	$98.5	$(17.8)	$49.6

Investing Activities:
Capital expenditures	—	(3.2)	(22.5)	—	(25.7)
Proceeds from disposal of property, plant and equipment	—	—	2.6	—	2.6
Net cash used in investing activities	—	(3.2)	(19.9)	—	(23.1)

Financing Activities:
Dividend payments to shareholders	(37.6)	—	—	—	(37.6)
Dividend payments to parent	—	—	(12.0)	12.0	—
Net proceeds from issuance of senior notes	393.3	—	—	—	393.3
Proceeds from exercise of stock options	13.9	—	—	—	13.9
Repurchase of common stock	(130.8)	—	—	—	(130.8)
Repayment of long-term debt and capital lease obligations	(405.0)	—	(1.4)	—	(406.4)
Net change in short-term debt	—	—	0.1	—	0.1
Debt issuance costs	(2.9)	—	—	—	(2.9)
Excess tax benefits from share-based payment arrangements	7.6	—	—	—	7.6
Net intercompany notes (receivables) payables	259.6	(131.5)	(133.9)	5.8	—
Net cash (used in) provided by financing activities	98.1	(131.5)	(147.2)	17.8	(162.8)
Effect of exchange rate changes on cash and cash equivalents	—	—	3.7	—	3.7
Net change in cash and cash equivalents	(20.0)	(47.7)	(64.9)	—	(132.6)
Cash and cash equivalents at beginning of year	20.0	52.2	176.5	—	248.7
Cash and cash equivalents at end of period	$—	$4.5	$111.6	$—	$116.1

Condensed Consolidating Statement of Cash Flows

	26 Weeks Ended June 26, 2010
(In millions)	Parent	Guarantor	Non-Guarantors	Eliminations	Total
Operating Activities:
Net cash provided by (used in) operating activities	$135.8	$(162.2)	$113.4	$(2.3)	$84.7

Investing Activities:
Capital expenditures	—	(2.5)	(17.8)	—	(20.3)
Proceeds from disposal of property, plant and equipment	—	—	1.6	—	1.6
Net cash used in investing activities	—	(2.5)	(16.2)	—	(18.7)

Financing Activities:
Dividend payments to shareholders	(31.5)	—	—	—	(31.5)
Dividend payments to parent	—	—	(7.6)	7.6	—
Proceeds from exercise of stock options	9.0	—	—	—	9.0
Repurchase of common stock	(26.5)	—	—	—	(26.5)
Repayment of long-term debt and capital lease obligations	—	—	(0.9)	—	(0.9)
Excess tax benefits from share-based payment arrangements	4.1	—	—	—	4.1
Net intercompany notes (receivables) payables	(90.9)	169.0	(72.8)	(5.3)	—
Net cash (used in) provided by financing activities	(135.8)	169.0	(81.3)	2.3	(45.8)
Effect of exchange rate changes on cash and cash equivalents	—	(8.7)	(2.6)	—	(11.3)
Net change in cash and cash equivalents	—	(4.4)	13.3	—	8.9
Cash and cash equivalents at beginning of year	—	9.4	103.0	—	112.4
Cash and cash equivalents at end of period	$—	$5.0	$116.3	$—	$121.3